Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

a)

Between December 2012 and December 2014, the Partnership signed contracts with DSME for the construction of eight 173,400-cubic meter LNG carriers at a total cost of approximately $1.7 billion. These newbuilding vessels will be equipped with the M-type, Electronically Controlled, Gas Injection (or MEGI) twin engines, which are expected to be significantly more fuel-efficient and have lower emission levels than other engines currently being utilized in LNG shipping. Two of the vessels ordered are scheduled for delivery in 2016 and, upon delivery of the vessels, will be chartered to Cheniere Marketing L.L.C. at fixed rates for a period of five years. Five of the vessels ordered are scheduled for delivery between 2017 and 2018 and, upon delivery of the vessels, will be chartered to a wholly-owned subsidiary of Royal Dutch Shell PLC (or Shell) at fixed rates for a period of six to eight years, plus extension options. The Partnership intends to secure a charter contract for the remaining newbuilding vessel prior to its delivery in 2017. As at December 31, 2014, costs incurred under these newbuilding contracts totaled $237.6 million and the estimated remaining costs to be incurred are $153.0 million (2015), $350.6 million (2016), $578.5 million (2017) and $363.3 million (2018). The Partnership intends to finance the newbuilding payments through its existing liquidity and expects to secure long-term debt financing for the units prior to their scheduled deliveries.

b)

As described under Note 4, the Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers. Under the terms of the leasing arrangements in respect of the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain its agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures. One of those challenges resulted in a court decision from the First Tribunal on January 2012 regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer, as well as a 2013 decision from the Upper Tribunal that upheld the 2012 verdict. However, HMRC appealed the 2013 decision to the Court of Appeal and in August 2014, HMRC was successful in having the judgment of the First Tribunal (in favor of the taxpayer) set aside. The matter will now be reconsidered by the First Tribunal, taking into account the appellate court’s comments on the earlier judgment. If the lessor of the RasGas II LNG Carriers were to lose on a similar claim from HMRC, which the Partnership does not consider to be a probable outcome, the Partnership’s 70% share of the potential exposure in the Teekay Nakilat Joint Venture is estimated to be approximately $60 million. Such estimate is primarily based on information received from the lessor.

c)

As described in Note 5b, the Partnership has an ownership interest in the BG Joint Venture and as part of the acquisition, agreed to assume BG’s obligation to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. As at December 31, 2014, the Partnership had incurred $0.8 million relating to shipbuilding and crew training services. The remaining estimated amounts to be incurred for the shipbuilding and crew training obligation, net of the reimbursement from BG, are $5.2 million (2015), $4.2 million (2016), $3.8 million (2017), $4.0 million (2018) and $0.4 million (2019).

In addition, the BG Joint Venture secured a $787.0 million debt facility to finance a portion of the estimated fully built-up cost of $1.0 billion for its four newbuilding carriers, with the remaining portion to be financed pro-rata based on ownership interests by the Partnership and the other partners. As at December 31, 2014, the Partnership’s proportionate share of the remaining newbuilding installments, net of debt financing, totaled $4.9 million (2015), $7.9 million (2016), $15.0 million (2017), $17.3 million (2018), and $6.3 million (2019).

d)

As described in Note 5a, the Partnership has a 50% ownership interest in the Yamal LNG Joint Venture which will build six 172,000-cubic meter ARC7 LNG carrier newbuildings for an estimated total fully built-up cost of approximately $2.1 billion. As at December 31, 2014, the Partnership’s proportionate costs incurred under these newbuilding contracts totaled $95.3 million and the Partnership’s proportionate share of the estimated remaining costs to be incurred were $23.7 million (2015), $33.9 million (2016), $84.4 million (2017), $344.7 million (2018), $240.2 million (2019) and $201.1 million (thereafter). The Yamal LNG Joint Venture intends to secure debt financing for 70% to 80% of the fully built-up cost of the six newbuildings.